Organization and operations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and operations

1. ORGANIZATION AND OPERATIONS

The Company

Flex Pharma, Inc. (the “Company”) is a biotechnology company that was focused on developing innovative and proprietary treatments for muscle cramps, spasms and spasticity associated with severe neurological conditions. In June 2018, the Company announced that it was ending its ongoing Phase 2 clinical trials of FLX-787 in patients with motor neuron disease (“MND”), primarily with amyotrophic lateral sclerosis (“ALS”), and in patients with Charcot-Marie-Tooth disease (“CMT”), due to oral tolerability concerns observed in both studies.

Additionally, in June 2018, the Company initiated a process to explore a range of strategic alternatives for enhancing stockholder value, including the potential sale or merger of the Company. Wedbush PacGrow has been engaged to act as the Company’s strategic financial advisor. The Company also announced the restructuring of the organization to reduce its cost structure in order to preserve liquidity. In connection with the restructuring plan, the Company reduced its workforce by approximately 60%, with the reduction completed as of September 30, 2018. While the strategic assessment is ongoing, the Company will continue to operate with a reduced internal team that will focus their efforts on limited research and development activities and operating its consumer business, which sells HOTSHOT®, the Company’s consumer product launched in 2016 to prevent and treat exercise-associated muscle cramps.

The Company’s evaluation of strategic alternatives and its restructuring plans entails significant risks and uncertainties, including the risks and uncertainties set forth in Item 1A under the heading “Risk Factors” and Item 2 under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations” of this Quarterly Report on Form 10-Q and in the Company’s Annual Report on Form 10-K. There can be no assurance that the Company’s evaluation of potential strategic alternatives will result in any transaction.

The Company operates as two reportable segments, Consumer Operations and Drug Development. See Note 12 for additional discussion and information on the reportable segments.

Liquidity

The Company incurred a loss of $2,638,373 for the three months ended September 30, 2018, a loss of $19,913,472 for the nine months ended September 30, 2018 and had an accumulated deficit of $130,952,530 as of September 30, 2018. The Company had unrestricted cash and cash equivalents of $12,961,126 at September 30, 2018. The Company’s operating plan assumes limited research and development activities and that the Consumer Operations segment will continue to sell HOTSHOT.

In the event that the Company does not complete a sale or merger, the Company (i) may elect to pursue a dissolution and liquidation of the Company or (ii) may continue to market HOTSHOT and operate its consumer business. If the Company dissolves and liquidates, the Company’s common stockholders may lose their entire investment. The amount of assets available for distribution to the Company’s stockholders will depend heavily on the timing of such liquidation as well as the amount of cash that will be needed for commitments and contingent liabilities.

Based on the Company’s operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to allow the Company to fund its current operating plan for at least 12 months from the date the financial statements are issued.

The Company cannot predict the outcome of its strategic assessment or whether and to what extent it will resume drug development activities for FLX-787 or other drug product candidates and to what extent it will promote and sell HOTSHOT or other consumer products in the future. Accordingly, it is difficult to predict future cash needs. Management does expect the Company to incur losses for the foreseeable future. The Company’s ability to achieve profitability in the future is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital. If the Company raises funds through the issuance of additional equity, whether through private placements or additional public offerings, such an issuance would dilute the stockholders’ ownership in the Company. There can be no assurances, however, that additional funding will be available on terms acceptable to the Company, or at all.

1. ORGANIZATION AND OPERATIONS

The Company

Flex Pharma, Inc. (the “Company”) is a biotechnology company that is developing innovative and proprietary treatments for muscle cramps, spasms and spasticity associated with severe neurological conditions and exercise-associated muscle cramps. The Company’s lead drug product candidate, FLX-787, is currently being studied in an exploratory Phase 2 clinical trial in Australia in patients with multiple sclerosis, or MS, and in two Phase 2 clinical trials in the United States. One Phase 2 clinical trial in the United States is in patients with motor neuron disease, or MND, primarily with amyotrophic lateral sclerosis, or ALS, who suffer from muscle cramps. FLX-787 is being developed for ALS under fast track designation which was granted by the Food and Drug Administration in July 2017. The other Phase 2 clinical trial in the United States is in patients with Charcot-Marie-Tooth disease, or CMT, who suffer from muscle cramps. In 2016, the Company launched its consumer product, HOTSHOT®, to prevent and treat exercise-associated muscle cramps.

FLX-787, HOTSHOT and the Company’s other drug product candidates are based on a mechanism of action the Company describes as chemical neurostimulation. The Company believes chemical neurostimulation to be a process in which a molecule, such as FLX-787, acts topically on the surfaces of the mouth, throat, esophagus and stomach to produce a sensory signal by activating nerves in those tissues. That signal is thought to ultimately result in a beneficial effect. Specifically, the Company’s product candidates activate certain receptors known as transient receptor potential ion channels in primary sensory neurons producing a signal believed to inhibit neuronal circuits and thereby reduce hyperexcitability in the neurons that fire muscles. Reduced alpha-motor neuron hyperexcitability in spinal cord circuits is thought to suppress repetitive firing of alpha-motor neurons, thereby preventing or reducing muscle cramps and spasms, and potentially reducing reflex hyperexcitability and therefore spasticity.

The Company operates as two reportable segments, Consumer Operations and Drug Development. See Note 15 for additional discussion and information on the Company’s reportable segments.

The Company is subject to risks common to companies in the biotechnology and consumer products industries, including, but not limited to, risks of failure of pre-clinical studies and clinical trials, the need to obtain marketing approval for its drug product candidates, the need to successfully commercialize and gain market acceptance of its drug product candidates and its consumer products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and development by competitors of alternative products.

In February 2015, the Company sold 5,491,191 shares of common stock (inclusive of 91,191 shares of common stock sold by the Company pursuant to the exercise of an overallotment option granted to the underwriters in connection with the offering) through an underwritten initial public offering (“IPO”) at a price of $16.00 per share. The aggregate net proceeds received by the Company from the offering were approximately $79,900,000, after deducting underwriting discounts and commissions and offering expenses payable by the Company of approximately $8,000,000 (See Note 2).

Liquidity

The Company has incurred an accumulated deficit of $111,079,275 from February 26, 2014 (inception) through December 31, 2017, and will require substantial additional capital to fund its research and development and expenses related to its consumer brand and HOTSHOT. The Company had cash, cash equivalents and marketable securities of $33,315,759 at December 31, 2017. The Company’s operating plan assumes: (1) the efforts of the Company’s Drug Development segment are focused on the support and completion of current clinical trials; (2) reduced spending, compared to the prior year, by the Consumer Operations segment, including reduced marketing spend; and (3) limited headcount additions and corporate expenditures. Based on the Company’s implemented operating plan, the Company believes that its existing cash, cash equivalents and marketable securities will be sufficient to allow the Company to fund its current operating plan for at least 12 months from the date the financial statements are issued. Management expects the Company to incur a loss for the foreseeable future. The Company’s ability to achieve profitability in the future is dependent upon the successful development, approval and commercialization of its drug product candidates, and achieving a level of revenues adequate to support the Company’s cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital. Management intends to fund future operations through additional private or public debt or equity offerings, and may seek additional capital through arrangements with collaborators or from other sources. There can be no assurances, however, that additional funding will be available on terms acceptable to the Company, or at all. If the Company is unable to raise additional capital in sufficient amounts or on acceptable terms, the Company may have to significantly delay, scale back or discontinue the development or commercialization of one or more of its drug product candidates or sell or license assets in the Drug Development and Consumer Operations segments.